Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Compensation and post retirement benefits		$ 202.4	$ 146.6
Claims, including self-insurance and litigation		30.2	35.3
Pension benefit obligations		9.9	11.0
Taxes, income and other		63.5	36.1
Deferred revenue		204.6	177.3
Sales and product allowances		45.7	55.1
Warranty		63.1	59.2
Other		180.9	145.8
Total	$ 777.7	800.3	666.4
Noncurrent
Compensation and post retirement benefits		49.8	87.4
Claims, including self-insurance and litigation		52.6	52.8
Pension benefit obligations		127.4	119.2
Taxes, income and other		344.0	335.0
Deferred revenue		80.1	83.9
Sales and product allowances		0.0	0.0
Warranty		1.9	1.8
Other		18.5	24.5
Total	$ 678.7	$ 674.3	$ 704.6